Oppenheimer Absolute Return Fund              Oppenheimer Quest Balanced Fund SM
Oppenheimer AMT-Free Municipals               Oppenheimer Quest International
Oppenheimer AMT-Free New York                    Value Fund, Inc.SM
   Municipals                                 Oppenheimer Quest Opportunity Value
Oppenheimer Balanced Fund                        Fund SM
Oppenheimer Baring China Fund                 Oppenheimer Real Estate Fund
Oppenheimer Baring Japan Fund                 Oppenheimer Rising Dividends
Oppenheimer California Municipal Fund            Fund, Inc.
Oppenheimer Capital Appreciation Fund         Oppenheimer Rochester Arizona
Oppenheimer Capital Income Fund                  Municipal Fund
Oppenheimer Champion Income Fund              Oppenheimer Rochester Fund
Oppenheimer Commodity Strategy Total             Municipals
   Return Fund                                Oppenheimer Rochester Maryland
Oppenheimer Core Bond Fund                       Municipal Fund
Oppenheimer Developing Markets Fund           Oppenheimer Rochester Massachusetts
Oppenheimer Discovery Fund                       Municipal Fund
Oppenheimer Dividend Growth Fund              Oppenheimer Rochester Michigan
Oppenheimer Emerging Growth Fund                 Municipal Fund
Oppenheimer Equity Income Fund, Inc           Oppenheimer Rochester Minnesota
Oppenheimer Global Fund                          Municipal Fund
Oppenheimer Global Opportunities Fund         Oppenheimer Rochester North Carolina
Oppenheimer Global Value Fund                    Municipal Fund
Oppenheimer Gold & Special Minerals           Oppenheimer Rochester Ohio
   Fund                                          Municipal Fund
Oppenheimer International Bond Fund           Oppenheimer Rochester Virginia
Oppenheimer International Diversified            Municipal Fund
   Fund                                       Oppenheimer Select Value Fund
Oppenheimer International Small               Oppenheimer Small- & Mid- Cap
   Company Fund                                  Value Fund
Oppenheimer International Value Fund          Oppenheimer Strategic Income Fund
Oppenheimer Main Street Small Cap             Oppenheimer Transition 2010 Fund
   Fund(R)                                    Oppenheimer Transition 2015 Fund
Oppenheimer Main Street Opportunity           Oppenheimer Transition 2020 Fund
   Fund(R)                                    Oppenheimer Transition 2025 Fund
Oppenheimer MidCap Fund                       Oppenheimer Transition 2030 Fund
Oppenheimer Portfolio Series                  Oppenheimer Transition 2040 Fund
Oppenheimer Portfolio Series Fixed            Oppenheimer Transition 2050 Fund
   Income Active Allocation Fund              Oppenheimer U S Government Trust
                                              Oppenheimer Value Fund

                    Prospectus Supplement dated July 1, 2008

This supplement amends the Prospectus of each of the above referenced funds
(each a "Fund") as follows and is in addition to any other supplement(s):

In the section titled "Distribution and Service (12b-1) Plans - Distribution
and Service Plans for Class B, Class C, and Class N Shares," the fourth paragraph is deleted in its entirety and is replaced by the following:

   The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
   Class B shares is therefore 4.00% of the purchase price. The Distributor normally retains the Class B asset-based sales charge. Effective July 1,
   2008, for ongoing purchases of Class B shares by certain retirement plans, the Distributor may pay the intermediary the asset based sales charge and service fee during the first year after purchase instead of paying a sales concession and the first year's service fees at the time of purchase. See the Statement of Additional Information for exceptions.

July 1, 2008                                                        PS0000.041